NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2018
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
14.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have terms ranging generally from three to ten years. Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Total minimum lease payments to be received	88,973	83,079	12,083
Initial direct cost	86	-	-
	89,059	83,079	12,083
Unearned income	(16,107)	(10,464)	(1,521)
Net investment in direct finance leases	72,952	72,615	10,562
Current	18,900	29,638	4,311
Non-current	54,052	42,977	6,251
Total	72,952	72,615	10,562

Net investment in financing leases with carrying value of RMB24,224 and nil were pledged as collaterals for bank borrowings of RMB9,242 and nil as of December 31, 2017 and 2018, respectively (note 17).

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$
2019	31,884	4,637
2020	16,204	2,357
2021	15,087	2,194
2022	13,969	2,032
2023	3,076	447
Above 5 years	2,859	416